SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Lease Right-of-use Asset And Lease Liabilities
Operating lease cost	$ 934,666	$ 111,706	$ 1,021,267	$ 451,685
Short-term lease cost	20,902		35,727	63,785
Lease cost	$ 955,568	$ 111,706	$ 1,056,994	$ 515,470